Unit Purchase Options (Details)		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Expected dividend yield		Nil
Option Pricing Model One [Member]
IfrsStatementLineItems [Line Items]
Expected dividend yield			Nil
Risk-free interest rate			1.17%
Expected life			5 months 15 days
Expected volatility	[1]		99.00%

[1]	Based on the volatility of comparable publicly traded companies